As filed with the Securities and Exchange Commission on February 24, 2011

Securities Act Registration No. 333-

Investment Company Registration No. 811-22481

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No.

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No.

Apollo Senior Floating Rate Fund Inc.

(Exact Name of Registrant as Specified in Charter)

9 West 57th Street

43rd Floor

New York, New York 10019

(Address of Principal Executive Offices)

(212) 515-3200

(Registrant’s Telephone Number, Including Area Code)

John J. Suydam, Esq.

Joseph D. Glatt, Esq.

Apollo Senior Floating Rate Fund Inc.

9 West 57th Street

43rd Floor

New York, New York 10019

(212) 515-3200

(Name and Address of Agent for Service)

Copies to:

Barry P. Barbash, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-169726.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Common Stock, ($0.001 par value per share)	3,000,000 shares	$20.00	$60,000,000	$6,966.00

(1)	Estimated solely for purpose of calculating the registration fee.
(2)	Includes the underwriters’ over-allotment.

EXPLANATORY NOTE

Rule 462(b) Filing

This Registration Statement is being filed with respect to the registration of additional common stock, $0.001 par value per share, of Apollo Senior Floating Rate Fund Inc., a Maryland corporation (the “Registrant”), pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 (Reg. No. 333-169726) filed by the Registrant with the Securities and Exchange Commission, as amended, declared effective on February 23, 2011, are incorporated herein by reference.

Any required consents are listed on the Exhibit Index attached hereto and filed herewith.

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1) Financial Statements

Statement of net assets, dated as of January 21, 2011.
(2) Exhibits

(a)	Articles of Amendment and Restatement.(1)

(b)	Amended and Restated Bylaws.(1)

(c)	Not Applicable.

(d)	Portions of the Articles of Incorporation and By-laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.*

(e)	Form of Dividend Reinvestment Plan.(2)

(f)	Not Applicable.

(g)	Form of Investment Advisory and Management Agreement between the Registrant and Apollo Credit Management, LLC (the “Adviser”). (2)

(h)(1)	Form of Underwriting Agreement.(2)

(h)(2)	Form of Master Agreement Among Underwriters.(2)

(h)(3)	Form of Master Selected Dealers Agreement.(2)

(i)	Not Applicable.

(j)(1)	Form of Custody Agreement.(2)

(j)(2)	Form of Foreign Custody Manager Agreement.(2)

(k)(1)	Form of Service Agreement for Transfer Agency Services.(2)

(k)(2)	Form of Administration and Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc.(2)

(k)(3)	Form of Administrative Services and Reimbursement Agreement between the Registrant and the Adviser.(2)

(k)(4)	Form of License Agreement between the Registrant and the Adviser.(2)

(l)	Opinion and Consent of Venable LLP, Special Maryland Counsel for the Fund.(4)

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.(4)

(o)	Not Applicable.

(p)	Certificate of Initial Stockholder.(2)

(q)	Not Applicable.

(r)(1)	Code of Ethics of Fund.(2)

(r)(2)	Code of Ethics of Adviser.(2)

(s)	Power of Attorney.(3)

(1)	Incorporated by reference to the identically numbered exhibit of Pre-Effective Amendment No. 4 to the Registration Statement of the Fund on Form N-2 (File Nos. 333-169726 and 811-22481) filed on January 28, 2011.
(2)	Incorporated by reference to the identically numbered exhibit of Pre-Effective Amendment No. 5 to the Registration Statement of the Fund on Form N-2 (File Nos. 333-169726 and 811-22481) filed on February 23, 2011.
(3)	Incorporated by reference to the identically numbered exhibit of Pre-Effective Amendment No. 3 to the Registration Statement of the Fund on Form N-2 (File Nos. 333-169726 and 811-22481) filed on January 26, 2011.
(4)	Filed herewith.
*	Reference is made to Article VII of the Registrant’s Articles of Amendment and Restatement, filed as Exhibit 2(a) to this Registration Statement; and to Article XI of the Registrant’s amended and restated Bylaws, filed as Exhibit 2(b) to this Registration Statement.

Item 26.	Marketing Arrangements

Reference is made to the form of the underwriting agreement included as Exhibit (h)(1) hereto.

Item 27.	Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$41,751
Exchange listing fees	30,000
Financial Industry Regulatory Authority fees	32,500
Printing expenses	525,000
Promotion	450,000
Accounting fees and expenses	42,500
Legal fees and expenses	410,000
Underwriters Expense Reimbursement	10,000
Miscellaneous	5,215

Total	1,546,966

Item 28.	Persons Controlled by or Under Common Control with Registrant

Immediately prior to this offering, Apollo Credit Management, LLC, will own shares of the Registrant, representing 100% of the common stock outstanding. Following the completion of this offering, Apollo Credit Management, LLC’s share ownership is expected to represent less than 1% of the common stock outstanding.

Item 29.	Number of Holders of Securities

Title of Class:	Common Stock ($.001 par value per share)
Number of Record Holders:	As of the date of this registration statement, the Fund had one shareholder of record. (The Fund anticipates that as the result of its offering of shares that the number of record holders will be approximately the number of Underwriters listed in the “Underwriting” section of the prospectus.)

Item 30.	Indemnification

Maryland law permits a Maryland corporation to include a provision in its charter limiting the liability of its directors and officers to the corporation and its stockholders for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty that is established by a final judgment and is material to the cause of action. The Registrant’s charter contains a provision that eliminates its directors’ and officers’ liability to the maximum extent permitted by Maryland law and the Investment Company Act of 1940 (the “1940 Act”).

The Registrant’s charter authorizes it to obligate itself, and its Bylaws require it, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, manager, managing member or trustee, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in any of the foregoing capacities and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding, without requiring a preliminary determination of the ultimate entitlement to indemnification. The Registrant’s charter and bylaws also permit it to indemnify and advance expenses to any individual who served any predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or any predecessor of the Registrant. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Maryland law requires a Maryland corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made or threatened to be made a party by reason of his or her service in that capacity. Maryland law permits a Maryland corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made or threatened to be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. A Maryland corporation may not indemnify a director or officer who has been adjudged liable in a suit by or in the right of the corporation or in which the director or officer was adjudged liable to the corporation or on the basis that a personal benefit was improperly received. A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct, was adjudged liable to the corporation or was adjudged liable on the basis that personal benefit was improperly received; however, indemnification for an adverse judgment in a suit by or in the right of the corporation, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

In addition, Maryland law permits a Maryland corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Underwriting Agreement Indemnification. Please refer to Section 8 of the Underwriting Agreement among the Fund, Apollo Credit Management, LLC, and Morgan Stanley & Co. Incorporated, Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wells Fargo Securities, LLC and each of the other Underwriters named in Schedule I thereto. In Section 8 of the Underwriting Agreement, each of the Fund and the Adviser agrees to indemnify each Underwriter, each person who controls the Underwriter, each agent of any Underwriter and each director, officer or affiliate of any Underwriter against certain liabilities arising in connection with the Fund’s Registration Statement. Section 8 also contains a reciprocal provision whereby the Underwrites agree to indemnify the Adviser the Fund and the Adviser against certain liabilities arising in connection with the Fund’s Registration Statement with reference to information provided by the Underwriters.

Advisory Agreement Indemnification. Please refer to Section 13 of the Investment Management and Advisory Agreement (“Advisory Agreement”) between the Fund and the Adviser. In Section 13 of the Advisory Agreement, the Fund agrees to indemnify the Adviser (and its officers, managers, partners, agents, employees, controlling persons, members and any person or entity affiliated with the Adviser”), against certain liabilities arising in connection with Adviser’s performance as an investment adviser to the Fund.

Administrative Services and Reimbursement Agreement. Please refer to Section 3 of the Administrative Services and Reimbursement Agreement (the “Services Agreement”) between the Fund and the Adviser. In Section 3 of the Services Agreement, the Fund agrees to indemnify the Adviser, as administrator, (and its officers, managers, partners, agents, employees, controlling persons, members and any person or entity affiliated with the Adviser), against certain liabilities arising in connection with Adviser’s provision of services under the Services Agreement.

Indemnification Agreement Indemnification. Reference is made to an Indemnification Agreement between the Fund and each Director and Officer of the Fund. Under the Indemnification Agreement, the Fund agrees to indemnify each Director and Officer for certain liabilities arising in connection with their duties as Directors or Officers, as applicable, of the Fund.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Adviser

The description of the Adviser under the caption “Management of the Fund” in the prospectus, which forms part of this registration statement, is incorporated by reference herein. Information as to the directors and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72098) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Adviser’s principal business address is 9 West 57th Street, 43rd Floor, New York, NY 10019.

Item 32.	Locations of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Apollo Senior Floating Rate Fund Inc., 9 West 57th Street, 43rd Floor, New York, New York 10019;

(2)	the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19089;

(3)	the Custodian, The Bank of New York Mellon Corporation, One Wall Street, New York, NY 10286; and

(4)	the Adviser, Apollo Credit Management, LLC, 9 West 57th Street, 43rd Floor, New York, New York 10019.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1.	The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2.	The Registrant undertakes that:

(a)	For the purpose of determining any liability under the Securities Act), the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 23rd day of February 2011.

APOLLO SENIOR FLOATING RATE FUND INC.

By:	/S/ JOSEPH MORONEY
Name:	Joseph Moroney
Title:	President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOSEPH MORONEY (Joseph Moroney)	President (Principal Executive Officer)	February 23, 2011

/S/ JODI SARSFIELD (Jodi Sarsfield)	Treasurer and Chief Financial Officer (Principal Financial Officer)	February 23, 2011

/S/ BARRY COHEN* (Barry Cohen)	Director	February 23, 2011

/S/ GLENN N. MARCHAK* (Glenn N. Marchak)	Director	February 23, 2011

/S/ CARL J. RICKERTSEN* (Carl John Rickertsen)	Director	February 23, 2011

/S/ TODD J. SLOTKIN* (Todd Slotkin)	Director	February 23, 2011

*	This filing has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/S/ JOSEPH MORONEY (Joseph Moroney)	Attorney-in-Fact	February 23, 2011

SCHEDULE OF EXHIBITS

Exhibit No.	Description

2(l)	Opinion of Venable LLP, special Maryland counsel for the Fund.

2(n)	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Fund.